Accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Contract receivables | $		$ 3,661		$ 3,229
Less: allowance for doubtful accounts | $		(30)		(30)		$ (36)
Accounts receivable, net | $		$ 3,631		$ 3,199
ZHEJIANG TIANLAN
Contract receivables | ¥	¥ 148,889		¥ 160,803
Less: allowance for doubtful accounts | ¥	(42,867)		(42,182)		¥ (26,484)
Accounts receivable, net | ¥	¥ 106,022		¥ 118,621